Equity - Schedule of Movement Warrant Activities (Details) - USD ($)		12 Months Ended
		Sep. 30, 2024		Sep. 30, 2023
Exchange Warrants Outstanding [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding		3,000,000		7,899,412
Warrants Outstanding, Weighted Average Exercise Price		$ 1.62		$ 1.13
Warrants Outstanding, Contractual Life in Years		3 months 29 days		2 years 11 months 12 days
Warrants Outstanding, Intrinsic Value
Exchange Warrants Exercisable [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding		3,000,000	[1]	7,899,412
Warrants Exercisable, Weighted Average Exercise Price		$ 1.62	[1]	$ 1.13
Warrants Exercisable, Contractual Life in Years		3 months 29 days	[1]	2 years 11 months 12 days
Warrants Exercisable, Intrinsic Value			[1]
Exchange Warrants Granted [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Granted, Ordinary Shares Number Outstanding
Warrants Granted, Weighted Average Exercise Price
Warrants Granted, Contractual Life in Years
Warrants Granted, Intrinsic Value
Exchange Warrants Exercises [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercises, Ordinary Shares Number Outstanding		(197,941)
Warrants Exercises, Weighted Average Exercise Price		$ 1.62
Warrants Exercises, Intrinsic Value
Exchange Warrants Forfeited [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Forfeited, Ordinary Shares Number Outstanding	[1]	(4,701,471)
Warrants Forfeited, Weighted Average Exercise Price	[1]
Warrants Forfeited, Contractual Life in Years	[1]
Exchange Warrants Expired [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Expired, Ordinary Shares Number Outstanding
Warrants Expired, Weighted Average Exercise Price
Warrants Expired, Contractual Life in Years
Warrants Expired, Intrinsic Value
Common Warrants Outstanding [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding		5,389,126		8,498,125
Warrants Outstanding, Weighted Average Exercise Price		$ 1.78		$ 1.13
Warrants Outstanding, Contractual Life in Years		1 year 11 months 12 days		2 years 11 months 12 days
Warrants Outstanding, Intrinsic Value
Common Warrants Exercisable [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding		5,389,126		8,498,125
Warrants Exercisable, Weighted Average Exercise Price		$ 1.78		$ 1.13
Warrants Exercisable, Contractual Life in Years		1 year 11 months 12 days		2 years 11 months 12 days
Warrants Exercisable, Intrinsic Value
Common Warrants Granted [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Granted, Ordinary Shares Number Outstanding
Warrants Granted, Weighted Average Exercise Price
Warrants Granted, Contractual Life in Years
Warrants Granted, Intrinsic Value
Common Warrants Exercises [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercises, Ordinary Shares Number Outstanding
Warrants Exercises, Weighted Average Exercise Price
Warrants Exercises, Contractual Life in Years
Warrants Exercises, Intrinsic Value
Common Warrants Forfeited [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Forfeited, Ordinary Shares Number Outstanding
Warrants Forfeited, Weighted Average Exercise Price
Warrants Forfeited, Contractual Life in Years
Warrants Forfeited, Intrinsic Value
Common Warrants Expired [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Expired, Ordinary Shares Number Outstanding
Warrants Expired, Weighted Average Exercise Price
Warrants Expired, Contractual Life in Years
Warrants Expired, Intrinsic Value
Common Warrants Adjusted for Reverse Share Split [Member]
Schedule of Movement Warrant Activities [Line Items]
Common Warrants Adjusted for Reverse Share Split, Ordinary Shares Number Outstanding	[2]	(3,108,999)
Common Warrants Adjusted for Reverse Share Split, Weighted Average Exercise Price	[2]
Common Warrants Adjusted for Reverse Share Split, Contractual Life in Years	[2]
Common Warrants Adjusted for Reverse Share Split, Intrinsic Value	[2]
Warrant [Member] | Exchange Warrants Outstanding [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding		3,000,000		7,899,412
Warrants Outstanding, Weighted Average Exercise Price		$ 1.62		$ 1.13
Warrants Outstanding, Contractual Life in Years		3 months 29 days		2 years 11 months 12 days
Warrants Outstanding, Intrinsic Value
Warrant [Member] | Exchange Warrants Exercisable [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding		3,000,000	[1]	7,899,412
Warrants Exercisable, Weighted Average Exercise Price		$ 1.62	[1]	$ 1.13
Warrants Exercisable, Contractual Life in Years		3 months 29 days	[1]	2 years 11 months 12 days
Warrants Exercisable, Intrinsic Value			[1]
Warrant [Member] | Exchange Warrants Granted [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Granted, Ordinary Shares Number Outstanding
Warrants Granted, Weighted Average Exercise Price
Warrants Granted, Contractual Life in Years
Warrants Granted, Intrinsic Value
Warrant [Member] | Exchange Warrants Exercises [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercises, Ordinary Shares Number Outstanding		(197,941)
Warrants Exercises, Weighted Average Exercise Price		$ 1.62
Warrants Exercises, Contractual Life in Years
Warrants Exercises, Intrinsic Value
Warrant [Member] | Exchange Warrants Forfeited [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Forfeited, Ordinary Shares Number Outstanding	[1]	(4,701,471)
Warrants Forfeited, Weighted Average Exercise Price	[1]
Warrants Forfeited, Contractual Life in Years	[1]
Warrants Forfeited, Intrinsic Value	[1]
Warrant [Member] | Exchange Warrants Expired [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Expired, Ordinary Shares Number Outstanding
Warrants Expired, Weighted Average Exercise Price
Warrants Expired, Contractual Life in Years
Warrants Expired, Intrinsic Value
Warrant [Member] | Common Warrants Outstanding [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Outstanding, Ordinary Shares Number Outstanding		5,389,126	[2]	8,498,125
Warrants Outstanding, Weighted Average Exercise Price		$ 1.78	[2]	$ 1.13
Warrants Outstanding, Contractual Life in Years		1 year 11 months 12 days	[2]	2 years 11 months 12 days
Warrants Outstanding, Intrinsic Value			[2]
Warrant [Member] | Common Warrants Exercisable [Member]
Schedule of Movement Warrant Activities [Line Items]
Warrants Exercisable, Ordinary Shares Number Outstanding		5,389,126		8,498,125
Warrants Exercisable, Weighted Average Exercise Price		$ 1.78		$ 1.13
Warrants Exercisable, Contractual Life in Years		1 year 11 months 12 days		2 years 11 months 12 days
Warrants Exercisable, Intrinsic Value

[1]	On April 29, 2024, the Company was named as defendant in a lawsuit in the Supreme Court for the State of New York by Empery Asset Master, Ltd., Empery Tax Efficient, LP, and Empery Tax Efficient III, LP (collectively, the “Plaintiffs”), relating to certain purported notices of exercise and the number of warrant shares issuable under certain exchange warrants (the “Exchange Warrants”) issued to the Plaintiffs in September 2023.
[2]	Upon effectiveness of the Reverse Share Split at a ratio of 1-for-40, the number of Common Warrant was adjusted to 5,389,126 and the Exercise Price of the Common Warrants was adjusted to $1.7819.